Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Entity File Number	001-38833
Entity Registrant Name	UP Fintech Holding Limited
Entity Address, Address Line One	1 Raffles Place
Entity Address, Address Line Two	#35-61 One Raffles Place
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048616
Entity Central Index Key	0001756699
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Amendment Flag	false